Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 20,519	$ 14,765
Less: netting by counterparty	(7,769)	(2,019)
Net amounts presented on the balance sheet	12,750	12,746
Related amounts not set off in the balance sheet
Master netting arrangements	(3,104)	(2,075)
Cash collateral (received) pledged	(414)	(386)
Net asset amount	9,232	10,285
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	17,105	7,772
Less: netting by counterparty	(8,104)	(3,679)
Net amounts presented on the balance sheet	9,001	4,093
Related amounts not set off in the balance sheet
Master netting arrangements	(1,038)	(823)
Cash collateral (received) pledged	(249)	(122)
Net asset amount	7,714	3,148
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(21,683)	(10,414)
Less: netting by counterparty	7,769	2,019
Net amounts presented on the balance sheet	(13,914)	(8,395)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	3,104	2,075
Cash collateral (received) pledged	0	0
Net amount	(10,810)	(6,320)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(19,279)	(8,836)
Less: netting by counterparty	8,104	3,679
Net amounts presented on the balance sheet	(11,175)	(5,157)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,038	823
Cash collateral (received) pledged	0	0
Net amount	$ (10,137)	$ (4,334)